Income tax (''IR'') and social contribution (''CSL'') (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Ir And Social Contribution
Income before IR and CSL and after discontinued operations	R$ 3,604,736	R$ 5,264,577	R$ (140,010)
IR and CSL at the rate of 34%	(1,225,610)	(1,789,956)	47,603
Permanent adjustments to the IR and CSL calculation basis
IR and CSL on equity in results of investees	(302)	2,201	10,227
IR and CSL accrued in previous years	0	0	(46,460)
Deferred tax losses and negative base	0	39,092	0
Tax benefits (Sudene and PAT)	0	87,186	0
Difference of rate applicable to each country	468,129	250,130	81,638
Fine in leniency agreement	0	(117,140)	(692,299)
Other permanent adjustments	21,232	170,805	(16,755)
Effect of IR and CSL on results of operations	(736,551)	(1,357,682)	(616,046)
Current IR and CSL	(509,774)	(869,493)	(898,845)
Deferred IR and CSL	R$ (226,777)	R$ (488,189)	R$ 282,799